Share-Based Compensation - Summary of Stock Options Outstanding (Detail)	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	17,170,654	19,470,014	19,153,275	20,909,835
Options Outstanding, Weighted Average Remaining Life in Years | yr	6
Options Outstanding, Weighted Average Exercise Price	$ 32.24	$ 31.15	$ 30.97	$ 28.01
Options Exercisable, Number	9,372,472
Options Exercisable, Weighted Average Exercise Price	$ 39.48
$16.00 to $20.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	4,469,182
Options Outstanding, Weighted Average Remaining Life in Years | yr	9
Options Outstanding, Weighted Average Exercise Price	$ 17.30
$16.00 to $20.00 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	16.00
$16.00 to $20.00 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	$ 20.00
$27.00 to $36.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	7,627,545
Options Outstanding, Weighted Average Remaining Life in Years | yr	5
Options Outstanding, Weighted Average Exercise Price	$ 32.32
Options Exercisable, Number	4,298,545
Options Exercisable, Weighted Average Exercise Price	$ 32.63
$27.00 to $36.00 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	27.00
$27.00 to $36.00 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	$ 36.00
$37.00 to $44.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	3,597,677
Options Outstanding, Weighted Average Remaining Life in Years | yr	5
Options Outstanding, Weighted Average Exercise Price	$ 39.92
Options Exercisable, Number	3,597,677
Options Exercisable, Weighted Average Exercise Price	$ 39.92
$37.00 to $44.00 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	37.00
$37.00 to $44.00 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	$ 44.00
$52.00 to $67.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	1,476,250
Options Outstanding, Weighted Average Remaining Life in Years | yr	1
Options Outstanding, Weighted Average Exercise Price	$ 58.33
Options Exercisable, Number	1,476,250
Options Exercisable, Weighted Average Exercise Price	$ 58.33
$52.00 to $67.00 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	52.00
$52.00 to $67.00 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	$ 67.00